June 30, 2008

Volumetric Fund, Inc.
A No-Load Mutual Fund
-----------------------
Second Quarter
Report 2008                                                    2







			Volumetric Fund, Inc.

                             < Logo >








To our shareholders:

    In June, the Dow and the Standard & Poor's 500 indices posted their worst one-month declines since September 2002. Sky high oil prices, worries about banks profitability, recessionary fears and election uncertainties were mostly responsible. Comparing to the market, Volumetric held up relatively well. Our net asset value (NAV) closed up 0.6% in the second quarter, although was still down 7.2% in the first half of 2008. As you can see below, we significantly beat the market averages in both of these periods. Our NAV closed at $16.36, as of June 30, down from $17.62 since the beginning of the year, but up from 16.27, as of March 31.

                        Second	      First 	    Since
                        Quarter       Half          9/1/00*
     Volumetric Fund	  + 0.6      - 7.2%	   + 33.6%
     S&P 500 Index	  - 3.3      - 12.8	   - 15.8
     Dow Jones Ind        - 7.4      - 14.4   	   +  1.0
     NASDAQ	          + 0.6	     - 13.5	   - 37.8
     *Introduction of Volume & Range System

    The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $179,413, as of June 30th. This is equivalent to an average annual return of 11.2% since our inception in 1979.

PORTFOLIO REVIEW

    Following the methodology of our 'Volume and Range' system, we have increased our cash position to 32%, by the end of the second quarter, up from 24%, as of March 31. It should be noted that in mid-May our cash was as low as 9%, before we have sharply increased it, as market conditions worsened. Currently we have 57 stocks in our portfolio. Our average stock is up 8.5%. We added 17 stocks during the quarter and sold 25, as shown below:

	Purchases: American Electric Power, Analog Devices, Frontier Oil, Genuine Parts, Helen of Troy, Helix Energy Solutions, International Rectifier, Jefferies Group, Johnson Controls, Microsoft, NVIDIA Corp., Office Depot, Packaging Corp., Roper Industries, Staples, Teledyne Technologies and Timken.

    Sales: Andersons, Inc., Barnes, BB&T Corp., Bemis, Benchmark Electronics, Black & Decker, Caterpillar, DRS Technologies, DuPont, Ebay, Equifax, Gap Inc., General Electric, International Paper, Lockheed Martin, Masco, Northrop Grumman, Omnicom, SPDR Financials, SPDR Consumer
Discretionary, Smithfield Foods, Time Warner, Tyson Foods, Weyerhaeuser and Xerox.

    Among the stocks sold the two best gainers were: Lockheed Martin with a 77% net gain, and takeover candidate DRS Technologies with a 62% gain.

    Since the beginning of 2008, the Fund has achieved a net realized capital gain of $165 thousand from the securities we sold. This is equivalent to $0.12 per share long term capital gain. For the six months ended June 30, 2008, purchases and sales of securities were $16.9 million and $21.4 million, respectively. At the end of first half, our net assets were $22.5 million.

    The following ten stocks had the greatest appreciation in the Fund's portfolio, as of June 30, 2008:

			          % Gain    % of Total

  1. Consolidated Energy	   188.6%	3.2%
  2. Apache Corp.                  101.7	2.2
  3. Cabot Oil & Gas	            79.1	2.0
  4. Leucadia National         	    60.5        1.3
  5. Corn Products                  26.3 	1.2
  6. Ryder System	            24.4        1.4
  7. Abbott Laboratories            23.4     	1.4
  8. Helix Energy Solutions	    23.2        1.3
  9. Covance	                    21.3        1.3
 10. Worthington Industries	    20.5	1.2


ANNUAL MEETING

	Volumetric Fund's annual meeting was held on June 12, 2008. All 9 nominated directors were re-elected for their respective terms and the accounting firm of BKD, LLP, was approved as the independent auditor of the Fund. The Chairman in his annual speech also summarized the Fund's results. He also noted that by utilizing the 'Volume & Range' system, Irene Zawitkowski, President and Co-Manager, has been involved in managing the major portion of the Fund's portfolio with excellent results.

OUTLOOK

    Until oil prices stabilize, or preferably decline, the market will remain in a defensive mode. In addition, other negative factors must be also reversed. For the near term, we anticipate to stay in a defensive position, with our cash to be in the 30-40% range, possibly even higher. However, we are ready to jump back into the market quickly, as soon as, our indicators confirm a turnaround.

    In September Volumetric will celebrate its 30th anniversary. Let's hope that by then, the market will join us in our celebration with an upswing. Please call us if you have any questions. Thanks for your trust and confidence.

     Sincerely,


/s/Gabriel J. Gibs	/s/ Irene J. Zawitkowski

Gabriel J. Gibs		 Irene J. Zawitkowski
Chairman and CEO	 President




            VOLUMETRIC FUND, INC.
           STATEMENT OF OPERATIONS
     For Six Months Ended, June 30, 2008
                 (Unaudited)

INVESTMENT INCOME
  Dividends                                         $ 141,840
  Interest                                             57,892
                                                   ----------
         TOTAL INVESTMENT INCOME                      199,732
EXPENSES
    Management Fee                                    222,865
                                                   ----------
INVESTMENT INCOME - NET                               (23,133)
                                                   ----------
REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS
     Net realized gain on investments                 164,944
     Unrealized appreciation of investments
         Beginning of year      $2,994,661
         End of period           1,107,853
                                ----------
     Decrease in unrealized appreciation           (1,886,808)
                                                   ----------
NET LOSS ON INVESTMENTS                            (1,721,864)
                                                   ----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                      $(1,744,997)
                                                   ----------






          VOLUMETRIC FUND, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     For Six Months Ended, June 30, 2008
              (Unaudited)

CHANGES RESULTING FROM OPERATIONS
   Investment income - Net                          $ (23,133)
   Net realized gain on investments                   164,944
   Decrease in unrealized appreciation             (1,886,808)
                                                   ----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                       (1,744,997)
                                                   ----------
DISTRIBUTIONS TO SHAREHOLDERS
   From 2007 realized capital gains                  (651,485)
                                                   ----------
CAPITAL SHARE TRANSACTIONS
   Shares purchased                                   336,986
   Shares reinvested                                  628,180
   Shares redeemed                                   (622,754)
                                                   ----------
NET INCREASE FROM CAPITAL SHARE
TRANSACTIONS                                          342,412
                                                   ----------
NET DECREASE IN NET ASSETS                         (2,054,070)
NET ASSETS
  Beginning of year                                24,560,209
                                                  -----------
  End of period                                   $22,506,139
                                                  -----------








                  FINANCIAL HIGHLIGHTS
     (For a share outstanding throughout the period.)
             (Six months ended June 30, 2008)
                      (Unaudited)
Per share data
Net asset value, December 31, 2007                    $ 18.10
Income from investment operations:
   Investment income - Net                              (0.02)
   Net realized and unrealized loss on
       Investments	                                (1.24)
                                                      --------
Total from investment operations                        (1.26)
                                                      --------
Less distributions from realized gains                  (0.48)
                                                      --------
Net asset value, June 30, 2008	                      $ 16.36
                                                      --------
Total return*                                           (7.15)%
                                                      --------

Ratios and supplemental data:
Net assets, end of period (in thousands)             $ 22,506
Ratio of expenses to average net assets**                1.92 %
Ratio of net inv. inc. to average net assets*           (0.10) %
Portfolio turnover rate*			          110 %
* Not Annualized         ** Annualized
                         - - - - - - - - -

    In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, 'Fair Value Measurements' ('SFAS 157'.) This standard establishes a single authoritative definition of fair value, sets of a framework of measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application this Statement relates to the definition of fair value, the methods to use fair value, and the expanded disclosures about fair measurements.

    One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various 'inputs' used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 - quoted prices in active markets for identical assets.
    Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

    The following is the summary of inputs used to value the Fund's net assets as of June 30, 2008.

VALUATION INPUTS        INVESTMENT IN SECURITIES
    Level 1                     $ 15,229,792
    Level 2		           7,276,347
    Level 3 			           0
                                 -----------
    TOTAL INVESTMENTS            $22,506,139

    The portfolio of investments should be read in conjunction with the financial statements and notes to financial statements which are included in Fund's audited annual or semi-annual report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.



	     VOLUMETRIC FUND, INC.
	   STATEMENT OF NET ASSETS
	        June 30, 2008
	         (Unaudited)

Common Stocks: 67.7%		                 MARKET
SHARES	COMPANY	                                 VALUE
	Aerospace/Defense: 3.0%
 5,100	Curtiss Wright	                        $228,174
 2,600	General Dynamics                 	 218,920
 4,800	Teledyne Technologies	                 234,192
                                               ---------
		                                 681,286
                                               ---------
	Auto/Auto Parts: 1.8%
 5,500	Genuine Parts	                         218,240
 6,700	Johnson Controls	                 192,156
                                               ---------
		                                 410,396
                                               ---------
	Business Services: 2.6%
 4,300	Brinks Co.	                         281,306
 3,500	Covance*	                         301,070
                                               ---------
		                                 582,376
                                               ---------
	Chemicals: 1.0%
10,800	RPM, Inc.	                         222,480
                                               ---------
	Coal: 3.2%
 6,400	Consolidated Energy	                 719,168
                                               ---------
	Communications: 1.8%
 5,500	Harris Corp. 	                         277,695
25,000	Tellabs*	                         116,250
                                               ---------
		                                 393,945
                                               ---------
	Computers, Hardware: 1.8%
 2,300	IBM	                                 272,619
 5,000	NCR*	                                 126,000
                                               ---------
		                                 398,619
                                               ---------
	Computers, Software: 1.0%
 8,100	Microsoft	                         222,831
                                               ---------
	Consumer Products: 1.9%
13,300	Helen of Troy*  	                 214,396
14,500	Nu-Skin	                                 216,340
                                               ---------
		                                 430,736
                                               ---------
	Drugs: 2.2%
 5,800	Abbott Laboratories	                 307,226
 4,200	Barr Pharmaceuticals*	                 189,336
                                               ---------
		                                 496,562
                                               ---------
	Electrical/Electronics: 4.9%
 5,300	Ametek	                                 250,266
 7,500	Analog Devices	                         238,275
19,200	Federal Signal	                         230,400
 9,200	International Rectifier*	         176,640
10,500	NVIDIA*	                                 196,560
                                               ---------
		                               1,092,141
                                               ---------
	Entertainment/Leisure: 0.9%
 5,000	Polaris Industries	                 201,900
                                               ----------
	Financial Services: 2.1%
13,000	Jefferies Group	                         218,660
 9,700	Raymond James Financial	                 255,983
                                               ---------
		                                 474,643
                                               ---------
	Foods/Beverage: 3.4%
 5,600	Corn Products	                         275,016
 4,200	General Mills	                         255,234
 6,600	McCormick	                         235,356
                                               ---------
		                                 765,606
                                               ---------
	Forest Products: 1.0%
10,800	Packaging Corporation	                 232,308
                                               ---------
	Indexes & Sector Funds: 5.0%
 8,800	Standard & Poor 500 Trust	       1,126,224
                                               ---------



		                                   MARKET
SHARES	COMPANY	                                    VALUE
	Internet Services: 1.0%
25,000	Earthlink*	                         $216,250
                                               ----------
	Machinery/Tools: 5.0%
 7,000 	Albany International	                  203,000
 6,400 	Pall Corporation 	                  253,952
 3,700 	Roper Industries	                  243,756
 4,600 	Stanley Works	                          206,218
 6,400 	Timken	                                  210,816
                                               ----------
		                                1,117,742
                                               ----------
	Misc./Diversified: 3.5%
 5,200	Alexander Baldwin                 	  236,680
 6,325	Leucadia National	                  296,896
 3,300	Waste Connections*	                  252,247
                                               ----------
		                                  785,823
                                               ----------
	Oil/Energy: 6.3%
 3,600	Apache Corp.	                          500,400
 6,700	Cabot Oil & Gas       	                  453,791
 8,000	Frontier Oil	                          191,280
 6,800	Helix Energy Solutions*	                  283,152
                                               ----------
		                                1,428,623
                                               ----------
	Precision Instruments: 1.9%
 3,300	Becton Coulter	                          222,849
 2,200	Mettler Toledo*	                          208,692
                                               ----------
		                                  431,541
                                               ----------
	Railroads: 2.6%
 7,000	Kansas City Southern*      	          307,930
 1,800	Union Pacific	                          271,800
                                               ----------
		                                  579,730
                                               ----------
	Retail: 4.0%
17,300	Office Depot*	                          189,262
 9,200	Staples	                                  218,500
 4,200	Target	                                  195,258
 5,400	Wal-Mart	                          303,480
                                               ----------
		                                  906,500
                                               ----------
	Shoes: 1.2%
16,000	Timberland	                          261,720
                                               ----------
	Steel: 1.2%
13,300	Worthington Industries	                  272,650
                                               ----------
	Transportation/Trucking: 1.4%
 4,600	Ryder System	                          316,848
                                               ----------
	Utilities: 2.0%
 5,200	American Electric Power	                  209,196
 2,800	Exelon	                                  251,888
                                               ----------
		                                  461,084
                                               ----------
TOTAL COMMON STOCKS:
 (COST	$14,121,890)	                       15,229,792
                                               ----------
CASH EQUIVALENTS & RECEIVABLES: 32.3%
   Cash		                                   50,187
   JP Morgan Prime Money Market Fund	        6,758,312
   Dividends and interest receivable		   25,870
   Receivable from broker		          441,978
                                               ----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES		7,276,347
                                               ----------
TOTAL ASSETS		                       22,506,139
   Less liabilities		                       -
                                               ----------
NET ASSETS: 100.0%		              $22,506,139
                                              ===========
VOLUMETRIC SHARES OUTSTANDING		        1,375,692
                                               ----------
NET ASSET VALUE PER SHARE		           $16.36
                                               ==========
*  Non-income producing security






Volumetric Fund, Inc.
----------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
Transfer Agent
----------------------

Volumetric Advisers, Inc.
Pearl River, New York

Custodian
---------

J.P. Morgan Chase
New York, New York

Independent Auditors
--------------------

BKD, LLP
Houston, Texas

Board of Directors
------------------
William P. Behrens
Gabriel J. Gibs, Chairman
Joseph Heaupl
Raymond T. Mundy
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers
---------

Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer